SUBSEQUENT EVENTS (Details) - USD ($)					1 Months Ended	6 Months Ended	12 Months Ended
	Aug. 29, 2023	Jul. 15, 2023	Jul. 14, 2023	Apr. 10, 2023	May 31, 2022	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SUBSEQUENT EVENTS
Payment of fine							$ 78,991	$ 394,029
Additional import tax charges					$ 338,701		954,616	793,941
Long-term financial liabilities account							$ 23,674,154	$ 13,056,121	$ 8,604,359
Statutory income tax rate (in percent)							21.00%	21.00%	21.00%
Group
SUBSEQUENT EVENTS
Long-term financial liabilities account						$ 17,000,000
Net proceeds						$ 35,500,000
Subsequent Event
SUBSEQUENT EVENTS
Payment of fine	$ 78,991			$ 1,053,213
Additional import tax charges	$ 173,812
Statutory income tax rate (in percent)		25.00%	20.00%